UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05977)

Exact name of registrant as specified in charter:	Putnam New Jersey Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2008

Date of reporting period: February 29, 2008

Item 1. Schedule of Investments:

Putnam New Jersey Tax Exempt Income Fund
The fund's portfolio
2/29/08 (Unaudited)

Key to abbreviations
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized

MUNICIPAL BONDS AND NOTES (98.0%)(a)
		Principal
	Rating(RAT)	amount	Value

New Jersey (84.2%)
Atlantic Cnty., COP (Pub. Fac. Lease Agreement), FGIC,
7.4s, 3/1/10	Aa3	$2,000,000	$2,165,440
Bayonne, G.O. Bonds (School Bldg.), FSA, 5s, 7/15/25
(SEG)	Aaa	2,009,000	2,008,879
Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds
(The Evergreens), 5 5/8s, 1/1/38	BB+/P	450,000	388,899
Casino Reinvestment Dev. Auth. Rev. Bonds, Ser. A,
MBIA, 5 1/4s, 6/1/21	Aaa	5,405,000	5,565,150
Essex Cnty., Impt. Auth. Rev. Bonds, Ser. 06, AMBAC,
5 1/4s, 12/15/20	Aaa	1,000,000	1,038,660
Freehold Twp., Board of Ed. G.O. Bonds, MBIA, 5s,
2/15/15	Aaa	200,000	213,518
Freehold, Regl. High School Dist. G.O. Bonds, FGIC,
5s, 3/1/19	AA	1,500,000	1,553,910
Hillsborough Twp., School Dist. G.O. Bonds, FSA,
5 3/8s, 10/1/21	Aaa	1,720,000	1,835,464
Jersey City, Swr. Auth. Rev. Bonds, AMBAC, 6 1/4s,
1/1/14	Aaa	1,700,000	1,853,527
Lafayette Yard, Cmnty. Dev. Rev. Bonds
(Hotel/Conference Ctr.), MBIA, 6 1/8s, 4/1/16
(Prerefunded)	Aaa	890,000	957,925
Middlesex Cnty., Impt. Auth. Lease Rev. Bonds
(Perth Amboy Muni. Complex), FGIC, 5s, 3/15/31	A3	1,500,000	1,446,315
(North Brunswick Twp.), Ser. A, FGIC, 5s, 10/1/20	A1	1,000,000	1,010,950
Middlesex Cnty., Util. Auth. Swr. Rev. Bonds, Ser. A,
MBIA, 6 1/4s, 8/15/10	Aaa	1,610,000	1,664,305
Millburn Twp., Board of Ed. G.O. Bonds, 5.35s, 7/15/17	Aa1	1,150,000	1,261,700
Monroe Twp., Muni. Util. Auth. Middlesex Cnty., Rev.
Bonds, FGIC
5 1/8s, 2/1/17	Aa2	505,000	516,938
5 1/8s, 2/1/17 (Prerefunded)	Aa2	495,000	523,621
New Brunswick Pkg. Auth. Rev. Bonds, Ser. A, MBIA, 5s,
9/1/24	Aaa	1,225,000	1,226,948
Newark, Hsg. Auth. Rev. Bonds (Port Auth. Newark
Marine Term.), MBIA, 5 1/4s, 1/1/22 (Prerefunded)	Aaa	2,260,000	2,450,473
NJ Econ. Dev. Auth. FRN (School Fac. Construction),
Ser. Q-3, AMBAC, 4.97s, 3/1/23	Aaa	2,000,000	2,000,000
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, U.S. Govt. Coll.,
7 1/4s, 11/15/31 (Prerefunded)	AAA/P	1,000,000	1,142,490
(Newark Arpt. Marriot Hotel), 7s, 10/1/14	Ba1	1,300,000	1,301,261
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s,
11/1/31	BB/P	1,500,000	1,435,530
(Burlington Coat Factory), 6 1/8s, 9/1/10	A1	1,010,000	1,011,879
(Franciscan Oaks), 5 3/4s, 10/1/23	BB/P	1,755,000	1,668,356
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	2,950,000	2,690,813
(NJ Performing Arts Ctr.), Ser. C, AMBAC, 5 1/2s,
6/15/13	Aaa	1,500,000	1,511,190
(School Fac.), Ser. U, 5s, 9/1/37	AA-	2,000,000	1,874,240
Ser. U, FSA, 5s, 9/1/32	Aaa	1,000,000	975,180
(School Fac. Construction), Ser. P, 5s, 9/1/30	AA-	2,040,000	1,980,983
(Motor Vehicle), Ser. A, MBIA, 5s, 7/1/27	Aaa	3,000,000	2,846,670
(School Fac. Construction), Ser. L, FSA, 5s, 3/1/24	Aaa	400,000	401,168
(School Fac. Construction), Ser. L, FSA, 5s, 3/1/23	Aaa	2,545,000	2,567,396
NJ Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds
(Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB-/P	200,000	164,318
NJ Econ. Dev. Auth. Solid Waste Rev. Bonds (Disp.
Waste Mgt.), 5.3s, 6/1/15	BBB	1,500,000	1,516,530
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Gen. Hosp. Ctr.-Passaic Inc.), FSA, U.S. Govt. Coll.,
6 3/4s, 7/1/19 (Prerefunded)	Aaa	5,000,000	5,943,150
(Atlantic City Med.), 6 1/4s, 7/1/17	A+	560,000	591,758
(Atlantic City Med.), 6 1/4s, 7/1/17 (Prerefunded)	A+	440,000	487,001
(St. Peters U. Hosp.), 5 3/4s, 7/1/37	Baa2	760,000	707,112

(United Methodist Homes), Ser. A, 5 3/4s, 7/1/29	BB+	1,750,000	1,603,280
(Atlantic City Med.), 5 3/4s, 7/1/25	A+	695,000	707,420
(Atlantic City Med.), 5 3/4s, 7/1/25 (Prerefunded)	A+	555,000	603,263
(Hunterdon Med. Ctr.), Ser. A, 5 1/4s, 7/1/25	A-	700,000	683,613
(Englewood Hosp.), MBIA, FHA Insd., Ser. A, 5 1/4s,
8/1/16	Aaa	1,655,000	1,735,019
(Englewood Hosp.), MBIA, FHA Insd., 5 1/4s, 2/1/16	Aaa	1,615,000	1,691,083
(Hlth. Care Fac. Good Shepherd), 5.1s, 7/1/21	AA	1,010,000	956,712
(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/36	A-	500,000	438,530
(Englewood Hosp.), MBIA, FHA Insd., 5s, 8/1/31	Aaa	1,250,000	1,195,138
(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/26	A-	510,000	469,481
(South Jersey Hosp.), 5s, 7/1/25	A3	2,430,000	2,251,687
(Atlanticare Regl. Med. Ctr.), 5s, 7/1/23	A+	1,500,000	1,448,490
(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/19	A-	595,000	596,565
(Children's Specialized Hosp.), Ser. A, 5s, 7/1/18	Baa3	1,000,000	977,860
NJ State G.O. Bonds
FGIC, 6s, 2/15/11	AAA	4,065,000	4,395,403
5s, 6/1/27	AA	1,500,000	1,469,025
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	Aaa	2,400,000	913,416
NJ State Bldg. Auth. Rev. Bonds, Ser. A
5 1/8s, 6/15/19 (Prerefunded)	AA-	2,055,000	2,155,921
5 1/8s, 6/15/18 (Prerefunded)	AA-	1,455,000	1,526,455
NJ State Edl. Fac. Auth. FRN (Kean U.), Ser. E-1,
FGIC, 9s, 7/1/37	A	1,000,000	1,000,000
NJ State Edl. Fac. Auth. Rev. Bonds
(Georgian Court College), Ser. C, U.S. Govt. Coll.,
6 1/2s, 7/1/33 (Prerefunded)	AAA	1,250,000	1,422,775
(Fairleigh Dickinson), Ser. C, 6s, 7/1/20	BBB-/F	1,000,000	1,022,020
(Fairleigh Dickinson), Ser. C, 5 1/2s, 7/1/23	BBB-/F	1,000,000	969,730
(Georgian Court U.), Ser. D, 5 1/4s, 7/1/27	Baa1	1,000,000	962,340
(Rowan U.), Ser. B, FGIC, 5s, 7/1/31 (Prerefunded)	A+	1,600,000	1,708,592
(Ramapo College of NJ), Ser. E, FGIC, 5s, 7/1/28
(Prerefunded)	A	3,590,000	3,865,425
(Richard Stockton College), Ser. F, MBIA, 5s, 7/1/27	Aaa	1,980,000	1,924,897
(Richard Stockton College), Ser. F, MBIA, 5s, 7/1/26	Aaa	1,980,000	1,933,430
(William Patterson U.), Ser. A, FGIC, 5s, 7/1/22	A2	1,110,000	1,112,908
(Rowan U.), Ser. C, MBIA, 5s, 7/1/21 (Prerefunded)	Aaa	1,565,000	1,685,067
(Higher Ed. Cap. Impt. Fund), Ser. A, FSA, 5s, 9/1/17	Aaa	4,315,000	4,529,283
NJ State Hsg. & Mtge. Fin. Agcy. Rev. Bonds
Ser. E1, FSA, 5.7s, 5/1/20	Aaa	410,000	415,240
(Home Buyer), Ser. AA, MBIA, 5.3s, 4/1/26	Aaa	235,000	235,150
NJ State Hwy. Auth. Rev. Bonds (Garden State Pkwy.)
6.2s, 1/1/10 (Prerefunded)	AAA	1,095,000	1,140,683
5 5/8s, 1/1/30 (Prerefunded)	AAA	3,000,000	3,179,040
NJ State Tpk. Auth. Rev. Bonds
Ser. A, FSA, 5s, 1/1/20	Aaa	6,000,000	6,140,220
Ser. C, MBIA, 6 1/2s, 1/1/16 (Prerefunded)	Aaa	4,000,000	4,554,240
North Bergen Twp., Muni. Util. Auth. Swr. Rev. Bonds,
MBIA
zero %, 12/15/27	Aaa	1,005,000	312,404
zero %, 12/15/26	Aaa	1,000,000	330,250
Northern Burlington Cnty., Regl. School Dist. G.O.
Bonds, FGIC, 5 1/4s, 4/1/17	Aa2	1,130,000	1,212,535
Ocean City, Util. Auth. Waste Wtr. Rev. Bonds, MBIA,
5 1/4s, 1/1/22	Aaa	2,000,000	2,067,520
Rutgers State U. COP, AMBAC, 5s, 1/1/24	Aaa	1,800,000	1,767,078
Rutgers State U. Rev. Bonds
Ser. A, 6.4s, 5/1/13	AA	4,500,000	4,846,005
Ser. E, FGIC, 5s, 5/1/25	AA	1,330,000	1,316,328
Salem Cnty., Poll. Control Fin. Auth. Rev. Bonds, Ser.
A, 5 3/4s, 4/1/31	Baa1	1,250,000	1,184,313
South Jersey Port. Corp. Rev. Bonds, 5.2s, 1/1/23	A	1,250,000	1,225,875
Stony Brook, Regl. Swr. Rev. Bonds, Ser. B, 5.45s,
12/1/12	Aa2	1,000,000	1,049,270
Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/8s, 6/1/32 (Prerefunded)	Aaa	1,500,000	1,669,230
6s, 6/1/37 (Prerefunded)	Aaa	4,500,000	4,963,590
Ser. 1A, 5s, 6/1/29	BBB	5,200,000	4,408,456
Ser. 1A, 4 1/2s, 6/1/23	BBB	3,115,000	2,772,475
4 3/8s, 6/1/19 (Prerefunded)	Aaa	490,000	492,269
Trenton, Pkg. Auth. Rev. Bonds, FGIC, 5 1/2s, 4/1/30
(Prerefunded)	A3	2,500,000	2,635,950
U. of Medicine & Dentistry Rev. Bonds, Ser. E, MBIA,
6 1/2s, 12/1/12 (Prerefunded)	Aaa	4,000,000	4,337,120
			160,709,716

New York (3.1%)
Port Auth. NY & NJ Rev. Bonds, Ser. 93rd, 6 1/8s,
6/1/94	AA-	5,000,000	5,382,600
Port. Auth. NY & NJ Special Oblig. Rev. Bonds (Kennedy
Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	600,000	601,470
			5,984,070

Pennsylvania (4.7%)
Delaware River Joint Toll Bridge Comm. Rev. Bonds
5 1/4s, 7/1/14	A2	540,000	575,505
5 1/4s, 7/1/14 (Prerefunded)	A2	710,000	767,318
Delaware River Port Auth. Rev. Bonds (Port Dist.),
Ser. B, FSA, 5 5/8s, 1/1/26	Aaa	7,500,000	7,616,625

			8,959,448

Puerto Rico (6.0%)
Cmnwlth. of PR, FRB, Ser. A-9, AGO, 12s, 7/1/34	Aaa	2,000,000	2,000,000
Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), Ser. A, 5s,
7/1/34	Baa3	2,500,000	2,252,294
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. W, 5 1/2s, 7/1/15	A-	1,000,000	1,061,730
Ser. X, 5 1/2s, 7/1/13	A-	555,000	586,380
Cmnwlth. of PR, Gtd., Pub. Bldg. Auth. Rev. Bonds
(Govt. Fac.), Ser. I
5 1/4s, 7/1/29	Baa3	570,000	546,670
5 1/4s, 7/1/29 (Prerefunded)	Baa3	680,000	733,727
PR Hsg. Fin. Corp. Rev. Bonds, Ser. B, GNMA Coll, FNMA
Coll, FHLMC Coll., 4.45s, 6/1/27	Aaa	585,000	585,158
Cmnwlth. of PR Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,040,070
PR Muni. Fin. Agcy. G.O. Bonds, Ser. A, 5 1/4s, 8/1/24	Baa3	1,250,000	1,209,888
U. of PR Rev. Bonds, Ser. P, 5s, 6/1/24	Baa2	1,500,000	1,380,165
			11,396,082

TOTAL INVESTMENTS

Total investments (cost $185,006,001) (b)			$187,049,316

FUTURES CONTRACTS OUTSTANDING at 2/29/08 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

U.S. Treasury Note 10 yr (Long)	41	$4,808,531	Jun-08	$101,578

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/08 (Unaudited)

			Fixed payments	Total return
Swap counterparty /		Termination	received (paid) by	received by	Unrealized
Notional amount		date	fund per annum	or paid by fund	depreciation

Lehman Brothers Special Financing, Inc.
$2,750,000	(F)	4/15/08	-	4.09% minus Municipal Market Data	$(411,070)
index AAA municipal yields 10 Year
rate

(F) Is valued at fair value following procedures approved by the Trustees.

NOTES

(a) Percentages indicated are based on net assets of $190,961,027.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at February 29, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 29, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $185,006,001, resulting in gross unrealized appreciation and depreciation of $6,241,087 and $4,197,772, respectively, or net unrealized appreciation of $2,043,315.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at February 29, 2008.

At February 29, 2008, liquid assets totaling $5,219,601 have been designated as collateral for open swap and futures contracts.

The dates shown on debt obligations are the original maturity dates.

The rates shown on FRB and FRN are the current interest rates at February 29, 2008.

The fund had the following sector concentrations greater than 10% at February 29, 2008 (as a percentage of net assets):

State Government	17.9%
Transportation	16.9
Education	15.4
Healthcare	14.6
Local government	10.7

The fund had the following insurance concentrations greater than 10% at February 29, 2008 (as a percentage of net assets):

MBIA	19.3%
FSA	17.0
FGIC	12.8

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New Jersey Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 29, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 29, 2008